Related Party Transactions - Schedule of Funding from Related Parties (Details) - Related Parties [Member] - USD ($)		6 Months Ended
		Dec. 31, 2025	Jun. 30, 2025
Schedule of Funding from Related Parties [Line Items]
Funding from related parties		$ 2,355,328	$ 5,854,852
Balance at beginning of period		5,854,852	4,268,857
Working capital advance from European Lithium Ltd	[1]	875,923	3,910,441
Repayment of borrowings		(4,499,992)	(2,254,980)
Foreign exchange		124,545	(69,466)
Balance at end of period		$ 2,355,328	$ 5,854,852

[1]	During the period, European Lithium Ltd (EUR) provided funding to CRML to cover certain operational expenses. As at 31 December 2025, a total of $2,355,328 is repayable to EUR. The funds advanced are repayable on demand.